SCHEDULE OF DEFERRED GRANT (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Deferred Grant
Balance, beginning of the year	$ 67,732
Grant received	169,000	226,877	154,709
Expenses on the project	(199,959)	(156,885)	(154,709)
Exchange difference	4,966	(2,260)
Balance, end of the period	$ 41,739	$ 67,732